GE INVESTMENTS FUNDS, INC.

Supplement Dated June 25, 2004

To Prospectus Dated May 1, 2004

On or about September 18, 2004, PFPC, Inc., a member of The PNC Financial Services Group, will replace State Street Bank and Trust Company as the Transfer Agent for the GE Investments Funds. State Street Bank and Trust Company will continue to serve as Custodian for the Funds. Accordingly, effective on or about September 18, 2004, all references in the Prospectus to “Transfer Agent” will refer to PFPC, Inc.

At that time, the following change to the Prospectus will be effective. The section on the back cover of the Prospectus entitled “Transfer Agent and Custodian” will be deleted and replaced in its entirety with the following language:

Transfer Agent	PFPC, Inc.
101 Sabin Street
Pawtucket, RI 02860

Custodian	State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02101

The following are additional changes to the Prospectus dated May 1, 2004.

The following is added as a fourth bullet point under Foreign Exposure Risk on page 51 of the Prospectus:

•	Valuation Risk: Some or all of the non-U.S. securities held by a Fund may be valued using “fair value” techniques, rather than market quotations, under the circumstances described in this Prospectus under “Calculating Share Value.” Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sales or closing prices. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security or result in a more accurate net asset value per share of a Fund.

The second sentence of the first paragraph on page 65 of the Prospectus is deleted and replaced in its entirety with the following:

The NAV of each share is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading, but may also incorporate certain prices or values for securities as of a later time.

The following language is added after the last sentence of the second paragraph on page 65 of the Prospectus:

Because the markets for certain securities close shortly after the NYSE closes, the Funds may use the prices or values determined after that closing time such as for some exchange traded funds (ETFs) traded on the American Stock Exchange and exchange traded index futures contracts and options, which normally close trading at 4:15 p.m. Eastern time.

Effective on or about July 1, 2004, a revised fair valuation procedure will be applied to the Funds. Accordingly, the last paragraph on page 65 of the Prospectus is deleted and replaced in its entirety with the following:

If quotations are not readily available for a portfolio security, or if it is believed that the price or quotation for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to more accurately reflect the “fair value” of that portfolio security. An affected portfolio security held by any Fund could be valued using these procedures.

The Funds holding non-U.S. portfolio securities determine the fair value of such securities with the assistance of an independent fair value pricing in circumstances where it is believed that the value of non-U.S. portfolio securities have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors. GE Asset Management may also separately monitor non-U.S. portfolio securities and, consistent with the Funds’ procedures, apply a different fair value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sales or closing prices. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

GE INVESTMENTS FUNDS, INC.

(Total Return Fund)

Supplement Dated June 25, 2004

To Prospectus Dated May 1, 2004

On or about September 18, 2004, PFPC, Inc., a member of The PNC Financial Services Group, will replace State Street Bank and Trust Company as the Transfer Agent for the GE Investments Funds. State Street Bank and Trust Company will continue to serve as Custodian for the Funds. Accordingly, effective on or about September 18, 2004, all references in the Prospectus to “Transfer Agent” will refer to PFPC, Inc.

At that time, the following change to the Prospectus will be effective. The section on the back cover of the Prospectus entitled “Transfer Agent and Custodian” will be deleted and replaced in its entirety with the following language:

Transfer Agent	PFPC, Inc.
101 Sabin Street
Pawtucket, RI 02860

Custodian	State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02101

The following are additional changes to the Prospectus dated May 1, 2004.

The following is added as a fourth bullet point under Foreign Exposure Risk on page 15 of the Prospectus:

•	Valuation Risk: Some or all of the non-U.S. securities held by a Fund may be valued using “fair value” techniques, rather than market quotations, under the circumstances described in this Prospectus under “Calculating Share Value.” Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sales or closing prices. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security or result in a more accurate net asset value per share of a Fund.

The second sentence of the first paragraph on page 24 of the Prospectus is deleted and replaced in its entirety with the following:

The NAV of each share is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading, but may also incorporate certain prices or values for securities as of a later time.

The following language is added after the last sentence of the second paragraph on page 24 of the Prospectus:

Because the markets for certain securities close shortly after the NYSE closes, the Fund may use the prices or values determined after that closing time such as for some exchange traded funds (ETFs) traded on the American Stock Exchange and exchange traded index futures contracts and options, which normally close trading at 4:15 p.m. Eastern time.

Effective on or about July 1, 2004, a revised fair valuation procedure will be applied to the Fund. Accordingly, the last paragraph on page 24 of the Prospectus is deleted and replaced in its entirety with the following:

If quotations are not readily available for a portfolio security, or if it is believed that the price or quotation for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to more accurately reflect the “fair value” of that portfolio security. An affected portfolio security held by any Fund could be valued using these procedures.

The Funds holding non-U.S. portfolio securities determine the fair value of such securities with the assistance of an independent fair value pricing in circumstances where it is believed that the value of non-U.S. portfolio securities have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors. GE Asset Management may also separately monitor non-U.S. portfolio securities and, consistent with the Funds’ procedures, apply a different fair value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sales or closing prices. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

GE INVESTMENTS FUNDS, INC.

Supplement Dated June 25, 2004

To Statement of Additional Information

Dated May 1, 2004

On or about September 18, 2004, PFPC, Inc., a member of The PNC Financial Services Group, will replace State Street Bank and Trust Company as the Transfer Agent for the GE Investments Funds. State Street Bank and Trust Company will continue to serve as Custodian for the Funds. Accordingly, effective on or about September 18, 2004, all references in the Statement of Additional Information (“SAI”) to “Transfer Agent” will refer to PFPC, Inc.

At that time, the following change to the SAI will be effective. The section entitled “Management of the Company – Custodian and Transfer Agent” on page 82 of the SAI will be deleted and replaced in its entirety with the following language:

Custodian

State Street Bank and Trust Company (“State Street”) is the Company’s custodian. State Street’s principal office is located at 225 Franklin Street, Boston, Massachusetts 02101. Under a custody agreement with the Company, State Street maintains the portfolio securities acquired by the Company, collects interest and dividends and other distributions made on the securities held in the Funds.

State Street may segregate securities of the Funds on which call options are written and cash or liquid assets in amounts sufficient to cover put options written on securities by “tagging” such securities or assets and not permitting them to be sold. Likewise, such segregation may be used in connection with the covering of put and call options written on futures contracts. Assets of certain of the Funds constituting margin deposits with respect to financial futures contracts generally are held in the custody of FCMs through which such transactions are effected. These Funds may also be required to post margin deposits with respect to covered call and put options written on stock indices and for this purpose certain of their assets may be segregated pursuant to similar arrangements with the brokers involved.

Transfer Agent

PFPC, Inc., a member of The PNC Financial Services Group, located at P.O. Box 9838, Providence, Rhode Island 02940, is the Company’s transfer agent. The transfer agent is responsible for administering the purchases and sales of portfolio securities.

The following are additional changes to the SAI dated January 29, 2004.

The following sentence is inserted after the fifth sentence of the second paragraph under “Investment Strategies and Risks – Money Market Fund Investments” on page 14 of the SAI:

The Fund does not regard as a foreign security an Eligible Security issued by an issuer organized in the United States, even if affiliated with a foreign entity, or a dollar-denominated Eligible Security issued by a foreign bank with a branch in the United States.

The second paragraph under “Net Asset Value” on page 83 of the SAI will be deleted and replaced in its entirety with the following language:

Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset value of certain Funds may not take place contemporaneously with the determination of the prices of many of their portfolio securities used in the calculation. Normally, this means that a Fund will use prices for foreign securities from market closings that occur earlier than when the net asset value is calculated, but this may also mean that securities may be priced with closing prices from a market that closes shortly after the NYSE closes, such as for some exchange traded funds (ETFs) traded on the American Stock Exchange and exchange traded index futures contracts and options, which normally close trading at 4:15 p.m. Eastern time. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for the security. All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollar values at the WM/Reuters 11:00 a.m. Eastern time exchange rate. If these quotations are not readily available or are deemed to be unreliable, the affected securities may be valued under fair value procedures approved by the Board of Trustees. Those procedures include the use of an independent fair value pricing service and GEAM’s separate review and evaluation of those securities. Such an independent fair value pricing service and other independent providers of prices for portfolio securities are referred to as “pricing services.”